UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Fausto Rotundo
Title:    Chief Compliance Officer
Phone:    (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York            February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  112

Form 13F Information Table Value Total:  $3,641,833
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1:                     COLUMN 2:        COLUMN 3:  COL 4:     COLUMN 5:        COL 6:  COL 7:            COLUMN 8:
                                                                  AMOUNT AND TYPE                            VOTING AUTHORITY
                                                                    OF SECURITY

                                                          FAIR
                                                          MARKET  SHARES OR
                              TITLE            CUSIP      VALUE   PRINCIPAL SH/ PUT/  INVSMT  OTHR   SOLE         SHARED     NONE
NAME OF ISSUER                OF CLASS         NUMBER     (X1000) AMOUNT    PRN CALL  DSCRTN  MGRS   (A)          (B)         (C)
--------------                --------        ------      ------  ------    --- ----  ------  ----   ----         ------     -----
3M CO                         COM              88579Y101   80120   1,392,427          SOLE    NONE    1,380,503    0         11,924
AT&T INC                      COM              00206R102     804      28,201          SOLE    NONE       11,340    0         16,861
ABBOTT LABS                   COM              002824100   14562     272,849          SOLE    NONE      271,149    0          1,700
AFLAC INC                     COM              001055102     287       6,250          SOLE    NONE        6,250    0              0
ALLERGAN INC                  COM              018490102   80075   1,985,980          SOLE    NONE    1,869,576    0        116,404
ALNYLAM PHARMACEUTICALS INC   COM              02043Q107     495      20,000          SOLE    NONE       20,000    0              0
ALTRIA GROUP INC              COM              02209S103     418      27,786          SOLE    NONE       10,936    0         16,850
AMERICAN EXPRESS CO           COM              025816109     257      13,850          SOLE    NONE        7,850    0          6,000
AMERICAN TOWER CORP           CL A             029912201  261352   8,914,242          SOLE    NONE    8,370,298    0        543,944
APPLE INC                     COM              037833100  138739   1,681,983          SOLE    NONE    1,582,592    0         99,391
APPLIED MATLS INC             COM              038222105     685      67,652          SOLE    NONE       67,208    0            444
BANK OF AMERICA CORPORATION   COM              060505104     336      23,836          SOLE    NONE       23,836    0              0
BANK OF NEW YORK MELLON CORP  COM              064058100    5628     198,667          SOLE    NONE      188,852    0          9,815
BAXTER INTL INC               COM              071813109     289       5,400          SOLE    NONE            0    0          5,400
BEACON POWER CORP             COM              073677106      24      45,095          SOLE    NONE       45,095    0              0
BERKSHIRE HATHAWAY INC DEL    CL A             084670108     773           8          SOLE    NONE            7    0              1
BERKSHIRE HATHAWAY INC DEL    CL B             084670207    1073         334          SOLE    NONE          334    0              0
BOEING CO                     COMMON           097023105     213       5,000          SOLE    NONE        5,000    0              0
BP PLC                        SPONSORED ADR    055622104    3630      77,659          SOLE    NONE       60,717    0         16,942
BRISTOL MYERS SQUIBB CO       COM              110122108     968      41,637          SOLE    NONE       12,200    0         29,437
CELGENE CORP                  COM              151020104  124536   2,252,828          SOLE    NONE    2,112,089    0        140,739
CHEVRON CORP NEW              COM              166764100    2439      32,977          SOLE    NONE       27,573    0          5,404
CHUBB CORP                    COM              171232101     468       9,168          SOLE    NONE        9,168    0              0
CHURCH & DWIGHT INC           COM              171340102     922      16,425          SOLE    NONE       16,425    0              0
CINCINNATI FINL CORP          COM              172062101     262       9,012          SOLE    NONE        9,012    0              0
CISCO SYS INC                 COM              17275R102    9982     612,400          SOLE    NONE      574,804    0         37,596
CME GROUP INC                 COM              12572Q105  111355     535,080          SOLE    NONE      501,781    0         33,299
COCA COLA CO                  COM              191216100    3423      75,624          SOLE    NONE       49,919    0         25,705
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102  162996   9,070,077          SOLE    NONE    8,454,948    0        615,129
COLGATE PALMOLIVE CO          COM              194162103   88574   1,292,298          SOLE    NONE    1,268,908    0         23,390
COMCAST CORP NEW              CL A             20030N101     169      10,000          SOLE    NONE       10,000    0              0
COMERICA INC                  COM              200340107     227      11,447          SOLE    NONE        5,222    0          6,225
CORNING INC                   COM              219350105     574      60,243          SOLE    NONE       58,043    0          2,200
COVANCE INC                   COM              222816100   89794   1,950,764          SOLE    NONE    1,845,740    0        105,024
CRUCELL N V                   COM              228769105     965      63,700          SOLE    NONE       62,400    0          1,300
CVS CAREMARK CORPORATION      COM              126650100  150370   5,232,096          SOLE    NONE    4,887,980    0        344,116
DISNEY WALT CO                COM              254687106     498      21,928          SOLE    NONE        7,112    0         14,816
DOW CHEM CO                   COM              260543103     206      13,650          SOLE    NONE       13,650    0              0
DUKE ENERGY CORP NEW          COM              26441C105     263      17,504          SOLE    NONE       16,108    0          1,396
EATON VANCE TX ADV GLBL DIV   COM              27828S101     115      10,800          SOLE    NONE       10,800    0              0
ELECTRONIC ARTS INC           COM              285512109  100284   6,252,147          SOLE    NONE    5,793,908    0        458,239
EMERSON ELEC CO               COM              291011104    1795      49,030          SOLE    NONE       29,206    0         19,824
EQUIFAX INC                   COM              294429105    1611      60,744          SOLE    NONE       44,312    0         16,432
EXXON MOBIL CORP              COM              30231G102   24800     310,659          SOLE    NONE      264,710    0         45,949
FIRST SOLAR INC               COM              336433107  119239     864,302          SOLE    NONE      817,737    0         46,565
FPL GROUP INC                 COM              302571104     513      10,200          SOLE    NONE        8,000    0          2,200
FRANKLIN STREET PPTYS CORP    COM              35471R106     221      15,000          SOLE    NONE        6,000    0          9,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857     440      18,000          SOLE    NONE       18,000    0              0
GABELLI DIVD & INCOME TR      COM              36242H104     160      15,500          SOLE    NONE       15,500    0              0
GENERAL ELECTRIC CO           COM              369604103    4740     292,618          SOLE    NONE      230,499    0         62,119
GENERAL MLS INC               COM              370334104     467       7,680          SOLE    NONE        2,550    0          5,130
GENZYME CORP                  COM              372917104  221820   3,342,177          SOLE    NONE    3,112,154    0        230,023
GILEAD SCIENCES INC           COM              375558103  291972   5,709,262          SOLE    NONE    5,336,066    0        373,196
HEWLETT PACKARD CO            COM              428236103    1684      46,397          SOLE    NONE       44,500    0          1,897
HOME DEPOT INC                COM              437076102     598      25,972          SOLE    NONE       25,972    0              0
HSBC HLDGS PLC                ADR A 1/40PF A   404280604     530      28,500          SOLE    NONE       28,500    0              0
INTEL CORP                    COM              458140100     406      27,720          SOLE    NONE       21,720    0          6,000
INTERNATIONAL BUSINESS MACHS  COM              459200101    1878      22,316          SOLE    NONE       14,436    0          7,880
ISHARES TR                    DJ SEL DIV INX   464287168    5951     144,123          SOLE    NONE      144,123    0              0
ISHARES TR                    RUSSELL1000GRW   464287614   69532   1,876,205          SOLE    NONE    1,876,205    0              0
JPMORGAN & CHASE & CO         COM              46625H100    2060      65,338          SOLE    NONE       43,589    0         21,749
JOHNSON & JOHNSON             COM              478160104   11457     191,488          SOLE    NONE      172,848    0         18,640
KELLOGG CO                    COM              487836108     607      13,840          SOLE    NONE       10,100    0          3,740
KIMBERLY CLARK CORP           COM              494368103     324       6,136          SOLE    NONE            0    0          6,136
KINDER MORGAN ENERGY PARTNER  COM              494550106    3369      73,650          SOLE    NONE       73,650    0              0
KRAFT FOODS INC               CL A             50075N104     444      16,528          SOLE    NONE        6,598    0          9,930
L-3 COMMUNICATIONS HLDGS INC  COM              502424104  126719   1,717,519          SOLE    NONE    1,625,546    0         91,973
LILLY ELI & CO                COM              532457108     459      11,388          SOLE    NONE        7,300    0          4,088
MFS CHARTER INCOME TR         SH BEN INT       552727109      73      10,000          SOLE    NONE       10,000    0              0
MICROSOFT CORP                COM              594918104     949      48,823          SOLE    NONE       43,023    0          5,800
MONSANTO CO NEW               COM              61166W101  163530   2,324,521          SOLE    NONE    2,185,288    0        139,233
NATIONAL OILWELL VARCO INC    COM              637071101  113561   4,647,722          SOLE    NONE    4,351,610    0        296,112
NOBLE ENERGY INC              COM              655044105     487       9,890          SOLE    NONE        9,890    0              0
PNC FINL SVCS GROUP INC       COM              693475105    1448      29,545          SOLE    NONE       27,745    0          1,800
PAYCHEX INC                   COM              704326107    3654     139,053          SOLE    NONE      122,115    0         16,938
PEPSICO INC                   COM              713448108    9713     177,333          SOLE    NONE      157,619    0         19,714
PFIZER INC                    COM              717081103    3863     218,103          SOLE    NONE      195,838    0         22,265
PHILIP MORRIS INTL INC        COM              718172109    1187      27,286          SOLE    NONE       10,436    0         16,850
POWERSHARES ETF TRUST         COMMON           73935X500     103      12,000          SOLE    NONE       12,000    0              0
POWERSHARES ETF TRUST         WNDRHLL CLN EN   742718109    5486      88,745          SOLE    NONE       52,009    0         36,736
PROSHARES TR                  PSHS ULSHT 7-10Y 74347R313     527      10,000          SOLE    NONE       10,000    0              0
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297     381      10,100          SOLE    NONE       10,100    0              0
PROSHARES TR                  PSHS ULTSHRT QQQ 74347R875     574      10,000          SOLE    NONE       10,000    0              0
PROSHARES TR                  PSHS ULTRSHT O&  74347R586     876      35,000          SOLE    NONE       35,000    0              0
PROSHARES TR                  PSHS ULTASH DW30 74347R867     536      10,000          SOLE    NONE       10,000    0              0
QUALCOMM INC                  COM              747525103  237483   6,628,054          SOLE    NONE    6,220,052    0        408,002
QUANTA SVCS INC               COM              74762E102  220706  11,146,746          SOLE    NONE   10,492,713    0        654,033
REGENCY CTRS CORP             COM              758849103    1728      37,000          SOLE    NONE       37,000    0              0
RESEARCH IN MOTION LTD        COM              760975102  146848   3,618,574          SOLE    NONE    3,379,316    0        239,258
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF   780097788     251      31,460          SOLE    NONE       31,460    0              0
ROYAL DUTCH SHELL PLC         SPON ADR B       780259107     899      17,475          SOLE    NONE       17,475    0              0
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206     923      17,440          SOLE    NONE        7,560    0          9,880
SCHLUMBERGER LTD              COM              806857108     792      18,719          SOLE    NONE       14,875    0          3,844
SCHWAB CHARLES CORP NEW       COM              808513105  167286  10,345,439          SOLE    NONE    9,673,310    0        672,129
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886    4343     149,600          SOLE    NONE      149,600    0              0
SMUCKER J M CO                COM NEW          832696405     393       9,054          SOLE    NONE        1,168    0          7,886
SPDR TR                       UNIT SER 1       78462F103   23712     262,770          SOLE    NONE      183,073    0         92,041
STEWART W P & CO LTD          SHS              G84922114     149      71,753          SOLE    NONE       61,400    0         10,353
SUCCESSFACTORS INC            COM              864596101      86      14,979          SOLE    NONE       14,979    0              0
THERMO FISHER SCIENTIFIC INC  COM              883556102  107257   3,148,126          SOLE    NONE    2,970,854    0        177,272
US BANCORP DEL                COM NEW          902973304    2609     104,316          SOLE    NONE      104,316    0              0
UNILEVER N V                  N Y SHS NEW      904784709     237       9,639          SOLE    NONE        9,639    0              0
UNITED TECHNOLOGIES CORP      COM              913017109     279       5,200          SOLE    NONE        5,200    0              0
UST INC                       COM              902911106     611       8,800          SOLE    NONE        8,800    0              0
VERIZON COMMUNICATIONS INC    COM              92343V104    1094      32,266          SOLE    NONE       20,840    0         11,426
VISA INC                      COM CL A         92826C839   76617   1,460,768          SOLE    NONE    1,379,724    0         81,044
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209    4861     237,841          SOLE    NONE      204,738    0         33,103
WALGREEN CO                   COM              931422109     729      29,549          SOLE    NONE          300    0         29,249
WELLS FARGO & CO NEW          COM              949746101     425      14,418          SOLE    NONE        4,618    0          9,800
WINDSTREAM CORP               COM              97381W104     171      18,614          SOLE    NONE       12,889    0          5,725
WYETH                         COM              983024100     670      17,870          SOLE    NONE       11,590    0          6,280
XENOPORT INC                  COM              98411C100     782      31,178          SOLE    NONE       31,178    0              0




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